Expense Example, No Redemption {- Fidelity Advisor Freedom® 2020 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2020 Fund	May 28, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 655
3 Years	822
5 Years	999
10 Years	1,493
Fidelity Advisor Freedom 2020 Fund-Class M
Expense Example, No Redemption:
1 Year	456
3 Years	678
5 Years	915
10 Years	1,573
Class C
Expense Example, No Redemption:
1 Year	161
3 Years	496
5 Years	850
10 Years	1,629
Class I
Expense Example, No Redemption:
1 Year	59
3 Years	183
5 Years	313
10 Years	673
Class Z
Expense Example, No Redemption:
1 Year	52
3 Years	160
5 Years	275
10 Years	$ 594